Pension and Severance Plans (Fair Values of Assets Held by Japanese and Foreign Plans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 437,206		¥ 742,204		¥ 711,077
Japan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		24,851		10,689
Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	50,646		140,559
Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	107,478		210,817
Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	71,192		97,519
Japan | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	1,090		1,537
Japan | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	58,740		138,455
Japan | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	21,823		21,674
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[7]	30,191		27,956
Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[8]	48,410		71,606
Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	22,785		21,392
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		281,110		274,749		269,745
Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		4,632		4,340
Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	18,380		23,766
Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	93,826		84,761
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	31,769		32,749
Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		1,320		1,115
Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	78,280		76,503
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	33,569		33,207
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	19,334		18,308
Level 1 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		73,266		146,402
Level 1 | Japan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		24,851		10,689
Level 1 | Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	47,308		135,713
Level 1 | Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	1,087
Level 1 | Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	20
Level 1 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		22,394		27,453
Level 1 | Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		4,632		4,340
Level 1 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	17,762		23,113
Level 2 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		259,968		474,848
Level 2 | Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	3,338		4,846
Level 2 | Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	106,391		210,817
Level 2 | Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	71,172		97,519
Level 2 | Japan | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	1,090		1,537
Level 2 | Japan | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	58,740		138,455
Level 2 | Japan | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	21,823		21,674
Level 2 | Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	(2,586)
Level 2 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		224,241		212,713
Level 2 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	618		653
Level 2 | Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	93,826		84,761
Level 2 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	31,769		32,749
Level 2 | Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		1,320		1,115
Level 2 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	78,280		76,503
Level 2 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	11,272		11,118
Level 2 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	7,156		5,814
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		103,972		120,954		113,779
Level 3 | Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		30,191	[7]	27,956	[7]	24,144
Level 3 | Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		48,410	[8]	71,606	[8]	70,204
Level 3 | Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		25,371	[9]	21,392	[9]	19,431
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		34,475		34,583		44,008
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held						5,303
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		22,297	[9]	22,089	[9]	25,976
Level 3 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 12,178	[14]	¥ 12,494	[14]	¥ 12,729

[1]	Includes approximately 51 percent and 37 percent of Japanese equity securities, and 49 percent and 63 percent of foreign equity securities for the fiscal years ended March 31, 2019 and 2020, respectively.
[2]	Includes approximately 48 percent and 36 percent of debt securities issued by Japanese national and local governments, and 52 percent and 64 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2019 and 2020, respectively.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily mortgage-backed securities.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 50 percent and 50 percent of investments in equity, 49 percent and 45 percent of investments in fixed income, and 1 percent and 5 percent of investments in other for the fiscal years ended March 31, 2019 and 2020, respectively.
[6]	Represents commodity futures funds.
[7]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.
[8]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[9]	Includes primarily private real estate investment trusts.
[10]	Includes primarily foreign equity securities.
[11]	Includes primarily foreign government debt securities.
[12]	Includes primarily foreign corporate debt securities.
[13]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[14]	Represents annuity contracts with or without profit sharing.